SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. (File No. )	☐
Post-Effective Amendment No. 5 (File No. 333-230376)	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 156 (File No. 811-07355)	☒

(Check appropriate box or boxes)

RIVERSOURCE VARIABLE ACCOUNT 10

(previously IDS LIFE VARIABLE ACCOUNT 10)

(Exact Name of Registrant)

RiverSource Life Insurance Company

(previously IDS Life Insurance Company)

(Name of Depositor)

70100 Ameriprise Financial Center, Minneapolis, MN 55474

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code (612) 678-5337

Nicole D. Wood, 50605 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485

☒	on May 1, 2021 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 5 is to delay the effective date of Post-Effective Amendment No.  3 which was filed on or about Jan. 13, 2021. The content of Post-Effective Amendment No. 3 is incorporated by reference herein.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 7th day of April 2021.

RIVERSOURCE VARIABLE ACCOUNT 10 (Registrant)

By	RiverSource Life Insurance Company (Depositor)

By	/s/ John R. Woerner*
John R. Woerner

Chairman of the Board and President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 7th day of April 2021.

Signature	Title

/s/ John R. Woerner*	Chairman of the Board and President (Chief Executive Officer)
John R. Woerner

/s/ Gumer C. Alvero*	Executive Vice President – Annuities
Gumer C. Alvero

/s/ Stephen P. Blaske*	Director, Senior Vice President and Chief Actuary
Stephen P. Blaske

/s/ Shweta Jhanji*	Senior Vice President and Treasurer
Shweta Jhanji

/s/ Brian J. McGrane*	Director, Executive Vice President and Chief Financial Officer
Brian J. McGrane

/s/ Jeninne C. McGee*	Director
Jeninne C. McGee

/s/ Michael J. Pelzel*	Senior Vice President – Corporate Tax
Michael J. Pelzel

/s/ Gregg L. Ewing*	Vice President and Controller (Principal Accounting Officer)
Gregg L. Ewing

/s/ Gene R. Tannuzzo	Director
Gene R. Tannuzzo

*

Signed pursuant to Power of Attorney to sign Amendment to this Registration Statement, dated March 16, 2021 filed electronically as Exhibit 13 to Post-Effective Amendment No. 5 to Registration Statement No.333-230376, by:

/s/ Nicole D. Wood
Nicole D. Wood
Assistant General Counsel and Assistant Secretary

EXHIBIT INDEX

Exhibit 13. Power of Attorney to sign Amendment to this Registration Statement, dated March 15, 2021